Note 13 - Pension Plans and Other Postretirement Benefits - Reconciliation of Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Spire Missouri [Member]
Fair value of plan assets, beginning of year	$ 364.0	$ 336.2
Actual return on plan assets		42.7
Employer contributions		42.2
Settlement benefits paid		(44.6)
Regular benefits paid		(12.5)
Fair value of plan assets, end of year		364.0
Funded status of plans, end of year		(115.0)
Spire Alabama Inc [Member]
Fair value of plan assets, beginning of year	82.8	88.6
Actual return on plan assets		9.6
Employer contributions		11.1
Settlement benefits paid		(22.9)
Regular benefits paid		(3.6)
Fair value of plan assets, end of year		82.8
Funded status of plans, end of year		(66.6)
Pension Plan [Member]
Fair value of plan assets, beginning of year	498.9	473.1
Actual return on plan assets	(92.5)	58.8
Employer contributions	52.4	53.4
Settlement benefits paid	(109.3)	(67.6)
Regular benefits paid	(16.8)	(18.8)
Fair value of plan assets, end of year	332.7	498.9
Funded status of plans, end of year	(131.7)	(190.7)
Pension Plan [Member] | Spire Missouri [Member]
Fair value of plan assets, beginning of year	364.0
Actual return on plan assets	(66.7)
Employer contributions	37.8
Settlement benefits paid	(87.0)
Regular benefits paid	(12.2)
Fair value of plan assets, end of year	235.9	364.0
Funded status of plans, end of year	(84.7)
Pension Plan [Member] | Spire Alabama Inc [Member]
Fair value of plan assets, beginning of year	82.8
Actual return on plan assets	(15.6)
Employer contributions	14.4
Settlement benefits paid	(22.3)
Regular benefits paid	(2.0)
Fair value of plan assets, end of year	57.3	82.8
Funded status of plans, end of year	(40.5)
Other Postretirement Benefits Plan [Member]
Fair value of plan assets, beginning of year	326.9	291.0
Actual return on plan assets	(51.6)	49.7
Employer contributions	0.4	0.1
Regular benefits paid	(11.0)	(13.9)
Fair value of plan assets, end of year	264.7	326.9
Funded status of plans, end of year	116.6	122.7
Other Postretirement Benefits Plan [Member] | Spire Missouri [Member]
Fair value of plan assets, beginning of year	221.7	199.2
Actual return on plan assets	(36.2)	33.1
Employer contributions	0.4	0.1
Regular benefits paid	(9.2)	(10.7)
Fair value of plan assets, end of year	176.7	221.7
Funded status of plans, end of year	61.9	70.0
Other Postretirement Benefits Plan [Member] | Spire Alabama Inc [Member]
Fair value of plan assets, beginning of year	99.4	87.0
Actual return on plan assets	(14.3)	15.6
Employer contributions	0.0	0.0
Regular benefits paid	(1.8)	(3.2)
Fair value of plan assets, end of year	83.3	99.4
Funded status of plans, end of year	$ 53.4	$ 51.4